Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries (Details) - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		$ 12,825
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		3,644
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		931
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		$ 2,543
Wholesale Lending Sector
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,242
ECL coverage	33.70%
Wholesale Lending Sector | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,350
Collateral value	$ 84
ECL coverage	4.20%
Wholesale Lending Sector | Rated CRR/PD 8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,243
ECL coverage	5.40%
Wholesale Lending Sector | Rated CRR/PD 8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,895
ECL coverage	3.60%
Wholesale Lending Sector | Rated CRR/PD 8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 212
ECL coverage	2.80%
Wholesale Lending Sector | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,892
Collateral value	$ 466
ECL coverage	46.10%
Wholesale Lending Sector | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,199
ECL coverage	53.20%
Wholesale Lending Sector | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,719
ECL coverage	24.80%
Wholesale Lending Sector | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 974
ECL coverage	46.10%
Wholesale Lending Sector | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,137
ECL coverage	27.40%
Wholesale Lending Sector | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 662
Collateral value	$ 14
ECL coverage	5.90%
Wholesale Lending Sector | UK | Rated CRR/PD 8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 565
ECL coverage	6.20%
Wholesale Lending Sector | UK | Rated CRR/PD 8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 74
ECL coverage	4.10%
Wholesale Lending Sector | UK | Rated CRR/PD 8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23
ECL coverage	4.30%
Wholesale Lending Sector | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,475
Collateral value	$ 116
ECL coverage	33.20%
Wholesale Lending Sector | UK | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,775
ECL coverage	42.10%
Wholesale Lending Sector | UK | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 513
ECL coverage	6.20%
Wholesale Lending Sector | UK | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 187
ECL coverage	21.90%
Wholesale Lending Sector | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,109
ECL coverage	41.30%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 258
Collateral value	$ 49
ECL coverage	3.90%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD 8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 94
ECL coverage	7.40%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD 8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11
ECL coverage	9.10%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD 8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 153
ECL coverage	1.30%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 851
Collateral value	$ 73
ECL coverage	52.60%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 503
ECL coverage	78.10%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 155
ECL coverage	0.00%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 193
ECL coverage	28.00%
Wholesale Lending Sector | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,011
ECL coverage	4.20%
Wholesale Lending Sector | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,812
Collateral value	$ 0
ECL coverage	3.40%
Wholesale Lending Sector | US | Rated CRR/PD 8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 191
ECL coverage	5.20%
Wholesale Lending Sector | US | Rated CRR/PD 8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,621
ECL coverage	3.10%
Wholesale Lending Sector | US | Rated CRR/PD 8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 199
Collateral value	$ 2
ECL coverage	11.10%
Wholesale Lending Sector | US | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6
ECL coverage	16.70%
Wholesale Lending Sector | US | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 188
ECL coverage	9.60%
Wholesale Lending Sector | US | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5
ECL coverage	60.00%
Wholesale Lending Sector | – LTV ratio: less than 50% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 693
ECL coverage	4.20%
Wholesale Lending Sector | – LTV ratio: less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 608
ECL coverage	36.00%
Wholesale Lending Sector | – LTV ratio: less than 50% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21
ECL coverage	4.80%
Wholesale Lending Sector | – LTV ratio: less than 50% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181
ECL coverage	7.70%
Wholesale Lending Sector | – LTV ratio: less than 50% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – LTV ratio: less than 50% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11
ECL coverage	0.00%
Wholesale Lending Sector | – LTV ratio: less than 50% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 594
ECL coverage	4.20%
Wholesale Lending Sector | – LTV ratio: less than 50% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77
ECL coverage	22.10%
Wholesale Lending Sector | – 51% to 75% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 292
ECL coverage	2.70%
Wholesale Lending Sector | – 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 503
ECL coverage	8.70%
Wholesale Lending Sector | – 51% to 75% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49
ECL coverage	2.00%
Wholesale Lending Sector | – 51% to 75% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 172
ECL coverage	1.70%
Wholesale Lending Sector | – 51% to 75% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11
ECL coverage	9.10%
Wholesale Lending Sector | – 51% to 75% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62
ECL coverage	0.00%
Wholesale Lending Sector | – 51% to 75% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169
ECL coverage	2.40%
Wholesale Lending Sector | – 51% to 75% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103
ECL coverage	1.00%
Wholesale Lending Sector | – 76% to 90% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45
ECL coverage	15.60%
Wholesale Lending Sector | – 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 405
ECL coverage	24.20%
Wholesale Lending Sector | – 76% to 90% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86
ECL coverage	10.50%
Wholesale Lending Sector | – 76% to 90% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 865
ECL coverage	2.80%
Wholesale Lending Sector | – 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 203
ECL coverage	31.50%
Wholesale Lending Sector | – 91% to 100% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 74
ECL coverage	8.10%
Wholesale Lending Sector | – 91% to 100% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 838
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
ECL coverage	0.00%